Cover Page	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	Youdao, Inc.
Entity Central Index Key	0001781753
Current Fiscal Year End Date	--12-31